Schedule of Notes Payable and Current Maturities of Long-Term Debt and Capital Lease Obligations (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Other short-term borrowings		$ 30	$ 0
Current maturities of long-term debt and capital lease obligations		224	6
Notes payable and current maturities of long-term debt and capital lease obligations total	$ 254	$ 254	$ 6